UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05655

DWS Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 115.9%
Alabama 2.0%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,129,390
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011, INS: NATL	8,560,000	8,596,979

		9,726,369
Arizona 0.5%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	907,368
5.5%, 12/1/2029	1,400,000	1,347,444

		2,254,812
California 21.1%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.125%, 4/1/2039	5,000,000	5,230,750
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	3,710,315
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	3,579,662
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,408,300
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,591,084
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	13,013,966
California, State General Obligation:
Series B-5, 0.17% *, 5/1/2040, LOC: Barclays Bank PLC	500,000	500,000
5.5%, 3/1/2040	1,370,000	1,427,074
6.0%, 4/1/2038	10,000,000	10,917,400
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,174,680
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,592,525
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,125,716
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,260,163
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,284,567
Kern, CA, High School District, Election of 2004, Series B, 5.0%, 8/1/2030, INS: AGMC	13,270,000	13,620,991
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,228,690
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	8,682,920
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	5,811,156
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	2,987,285

		102,147,244
Colorado 1.6%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,470,325
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,063,600
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	1,000,000	1,022,890
Colorado, Housing & Finance Authority, Single Family Mortgage, "I", Series B3, 0.17% *, 11/1/2021, LOC: Fannie Mae, Freddie Mac	1,915,000	1,915,000
Colorado, Single Family Housing Revenue, Series B2, AMT, 7.25%, 10/1/2031	110,000	113,293

		7,585,108
Florida 10.8%
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	10,261,800
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	8,544,540
Series A-1, 5.375%, 10/1/2035	2,000,000	2,046,800
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,190,620
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,071,880
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,426,852
5.75%, 10/1/2038	5,000,000	5,095,750
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	2,748,280
Series A, 5.0%, 7/1/2040	11,895,000	12,076,756

		52,463,278
Georgia 7.3%
Atlanta, GA, Airport Revenue, Series A, 5.0%, 1/1/2035	1,030,000	1,047,840
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	6,395,162
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,131,691
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,644,907
Series A, 5.5%, 9/15/2024	5,000,000	4,893,750
Series A, 5.5%, 9/15/2028	10,000,000	9,640,400
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,613,500

		35,367,250
Hawaii 1.5%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,261,152
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series D, AMT, 6.15%, 1/1/2020, INS: AMBAC	2,195,000	2,196,624
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,064,160

		7,521,936
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,583,675
6.75%, 11/1/2037	2,135,000	2,358,897

		4,942,572
Illinois 10.6%
Channahon, IL, Morris Hospital Revenue, Series D, 0.2% *, 12/1/2032, LOC: US Bank NA	665,000	665,000
Chicago, IL, Airport Revenue, O'Hare International Airport:
AMT, 5.5%, 1/1/2014, INS: AMBAC	10,000,000	10,081,700
Series A, 5.75%, 1/1/2039	5,000,000	5,349,700
Series B, 6.0%, 1/1/2041	9,000,000	9,782,910
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,544,250
Series D, 6.5%, 11/1/2038	1,000,000	1,096,270
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	3,000,000	2,787,960
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,187,946
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	5,831,190
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	3,000,000	3,122,040
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	2,856,990
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	937,976
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2A, 0.22% *, 7/1/2030, LOC: Bank of Tokyo-Mitsubishi UFJ	1,010,000	1,010,000
University of Illinois, Auxiliary Facilities Systems, Series A, 5.25%, 4/1/2041	1,250,000	1,282,600

		51,536,532
Indiana 1.4%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	1,910,077
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, Prerefunded, 5.5%, 11/1/2031	5,000,000	5,094,550

		7,004,627
Kentucky 2.3%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, 6.5%, 10/1/2020	1,210,000	1,212,384
Series A, 6.625%, 10/1/2028	865,000	865,865
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,203,040
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	4,809,450

		11,090,739
Louisiana 1.1%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,026,490
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,208,232

		5,234,722
Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,234,772
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,499,865

		2,734,637
Massachusetts 2.3%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023, INS: NATL	5,000,000	4,382,400
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A-1, 0.17% *, 7/1/2021, SPA: JPMorgan Chase Bank	500,000	500,000
Massachusetts, State Development Finance Agency Revenue, Babson College, Series A, 0.16% *, 10/1/2032, LOC: Citizens Bank	1,900,000	1,900,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	1,150,000	971,037
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,489,746

		11,243,183
Michigan 4.0%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	860,000	848,992
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	7,799,400
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,540,459
Series I, 6.0%, 10/15/2038	1,000,000	1,070,980
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,002,750
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,094,624

		19,357,205
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,262,254
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,620,984
Nevada 3.0%
County of Clark, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,373,277
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,034,100

		14,407,377
New Jersey 4.6%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	1,016,632
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	5,000,000	6,299,600
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,266,622
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., Prerefunded, 5.75%, 6/1/2032	1,300,000	1,354,223
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.5%, 6/15/2041	5,460,000	5,810,205
Series A, 6.0%, 12/15/2038	1,955,000	2,155,133
Series A, Prerefunded, 6.0%, 12/15/2038	1,045,000	1,370,110
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,823,885
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	1,700,000	1,126,845

		22,223,255
New York 5.3%
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,674,435
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,128,040
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	15,500,000	16,591,665
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	4,120,575
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014, INS: AGMC	1,180,000	1,350,711

		25,865,426
North Carolina 1.0%
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 0.21% *, 12/1/2028, LOC: Branch Banking & Trust	555,000	555,000
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,045,370
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	3,000,000	3,292,290

		4,892,660
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,535,164
Ohio 2.2%
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,684,395
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,210,700
Series B, 5.5%, 1/1/2039	3,500,000	3,647,490

		10,542,585
Pennsylvania 2.4%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,759,976
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	6,973,330
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	2,841,776

		11,575,082
Puerto Rico 4.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	3,200,000	3,227,872
Series A, 6.5%, 8/1/2044	15,000,000	16,424,550

		19,652,422
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,182,660
South Carolina 2.1%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,500,540
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	6,099,180
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,656,820

		10,256,540
Tennessee 3.2%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	1,909,940
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,134,040
Shelby County, TN, Health, Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%, 9/1/2026	7,000,000	7,429,240
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	1,842,437

		15,315,657
Texas 13.9%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	1,000,000	1,118,560
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,443,970
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	3,300,000	3,308,151
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,604,790
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	6,501,105
First Tier, 6.0%, 1/1/2043	5,000,000	5,256,550
Texas, Dallas/Fort Worth International Airport Revenue:
Series A, 5.25%, 11/1/2038	4,000,000	4,167,200
Series A, AMT, 5.875%, 11/1/2016, INS: FGIC, NATL	6,500,000	6,550,505
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	2,025,300
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.715% **, 12/15/2017	9,015,000	8,246,651
Series B, 0.864% **, 12/15/2026	1,500,000	1,070,850
Series D, 6.25%, 12/15/2026	5,000,000	5,105,750
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,191,995
5.5%, 8/1/2025	7,250,000	7,401,960
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,665,712
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	6,779,500

		67,438,549
Vermont 0.1%
Vermont, Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.15% *, 12/1/2030, LOC: TD Bank NA	500,000	500,000
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,549,402
Washington 2.1%
Port of Seattle, WA, Special Facility Revenue:
Series B, AMT, 5.5%, 9/1/2011, INS: NATL, LIQ: Safeco Insurance Company of America	1,085,000	1,085,000
Series B, AMT, 5.75%, 9/1/2013, INS: NATL, LIQ: Safeco Insurance Company of America	1,045,000	1,047,916
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	5,972,760
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, 6.75%, 11/15/2041	1,825,000	1,976,037

		10,081,713
Wisconsin 1.9%
Badge, WI, Tobacco Asset Securitization Corp., Prerefunded, 6.125%, 6/1/2027	1,700,000	1,762,220
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	5,765,000	5,766,326
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,669,603

		9,198,149

Total Municipal Bonds and Notes (Cost $520,576,116)		562,310,093
Municipal Inverse Floating Rate Notes (a) 53.1%
California 2.1%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	10,000,000	10,382,558
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.574%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
Florida 7.1%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (b)	3,740,000	3,958,065
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (b)	3,915,000	4,143,268
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (b)	4,122,500	4,362,867
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (b)	4,317,500	4,569,236
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (b)	16,470,000	17,430,300
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.201%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		34,463,736
Massachusetts 5.1%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (b)	18,250,000	19,395,196
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2037 (b)	5,000,000	5,313,752
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.512%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		24,708,948
Nevada 6.3%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	9,447,355	9,957,872
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	9,919,723	10,455,765
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (b)	9,627,878	10,148,149
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.513%, 6/1/2028, Leverage Factor at purchase date: 3 to 1

		30,561,786
New York 17.2%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	13,500,000	14,827,185
Trust: New York, State Dormitory Authority Revenue, Series 2008-1189, 144A, 9.2%, 3/15/2026, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	10,000,000	11,050,025
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.514%, 3/15/2026, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (b)	10,000,000	11,193,300
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 17.87%, 3/15/2024, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (b)	5,425,000	5,756,785
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (b)	8,080,000	8,574,162
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.511%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (b)	12,000,000	12,648,000
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.2%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (b)	17,560,000	19,258,754
Trust: New York City, NY, Series 2008-1190, 144A, 9.2%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		83,308,211
Pennsylvania 2.3%
Pennsylvania, State General Obligation, Second Series, 5.0%, 1/1/2025 (b)	10,000,000	11,167,600
Trust: Pennsylvania, State General Obligation, Public Transit Improvements, Series 2008-1146, 144A, 9.2%, 1/1/2025, Leverage Factor at purchase date: 2 to 1
Tennessee 7.1%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,756,695	11,732,950
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.865%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	11,192,460
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.87%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,564,925	11,460,413
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.878%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		34,385,823
Texas 2.3%
Texas, State General Obligation, Transportation Commission Mobility Fund, 5.0%, 4/1/2025 (b)	10,000,000	11,153,600
Trust: Texas, State General Obligation, Series 2008-1147, 144A, 9.2%, 4/1/2025, Leverage Factor at purchase date: 2 to 1
Virginia 3.6%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	9,088,661
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 3/25/2028 (b)	7,630,000	8,467,215
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.237%, 10/1/2027, Leverage Factor at purchase date: 2.5 to 1

		17,555,876

Total Municipal Inverse Floating Rate Notes (Cost $241,844,940)		257,688,138

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $762,421,056) †	169.0	819,998,231
Other Assets and Liabilities, Net	(28.0)	(136,173,040)
Preferred Shares, at Redemption Value	(41.0)	(198,750,000)

Net Assets Applicable to Common Shareholders	100.0	485,075,191

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of August 31, 2011.

**
Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2011.

†
The cost for federal income tax purposes was $760,493,136.  At August 31, 2011, net unrealized appreciation for all securities based on tax cost was $59,505,095.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $62,075,544 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,570,449.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(c)	$—	$819,998,231	$—	$819,998,231
Total	$—	$819,998,231	$—	$819,998,231

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011